Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	On August 5, 2026, Sui Group Holdings Limited (the “Company”) filed the definitive proxy statement (the “Definitive Proxy Statement”) for its annual meeting of shareholders to be held on September 4, 2026, with the U.S. Securities and Exchange Commission (the “Commission”). The Company is filing this revised Definitive Proxy Statement solely to (1) correct an omission in the proxy card contained in the Definitive Proxy Statement filed with the Commission and correct typographical errors in the proxy card, (2) add inadvertently omitted iXBRL tagging in certain parts of the Definitive Proxy Statement, (3) correct presentation errors in certain of the pay-versus-performance tables (which errors do not affect the arithmetical outcomes of those tables), and (4) conform the description of the Company’s insider trading policy to that contained in the Annual Report on Form 10-K. Other than the corrections described above, this revised Definitive Proxy Statement does not modify any information in the original Definitive Proxy Statement. From and after the date of this revised Definitive Proxy Statement, any references to the “Proxy Statement” or “Definitive Proxy Statement” are to this revised Definitive Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	SUI GROUP HOLDINGS LIMITED
Entity Central Index Key	0001425355